Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38438
Entity Registrant Name	Spotify Technology S.A.
Entity Central Index Key	0001639920
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	42-44
Entity Address, Address Line Two	avenue de la Gare
Entity Address, Postal Zip Code	L- 1610
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Title of 12(b) Security	Ordinary Shares (par value of €0.000625 per share)
Trading Symbol	SPOT
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	190,212,847
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	150 Greenwich Street
Entity Address, Address Line Two	63rd Floor
Entity Address, Postal Zip Code	10007
Entity Address, City or Town	New York
Contact Personnel Name	Horacio Gutierrez
Contact Personnel Email Address	ir@spotify.com
Entity Address, State or Province	NY